Loan from Third Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Loan from Third Parties
NOTE 9 - Loan from Third Parties

			8%		8%		8%		8%
			Interest		Interest		Interest		Interest
	Loan		2018		2019 Q1		2019 Q2		2019 Q3
7/1/2016	$25,000	$28,000	$2,000	$30,000	$500	$30,500	$500	$31,000	$500	$31,500
7/1/2016	$7,000	$7,840	$560	$8,400	$140	$8,540	$140	$8,680	$140	$8,820
		$35,840	$2,560	$38,400	$640	$39,040	$640	$39,680	$640	$40,320

				8%		8%
				Interest		Interest
		Loan		For 2017		For 2018

A	9/11/2012	$100,000	$112,000	$8,000	$120,000	$8,000
B	7/1/2016	$25,000	$26,000	$2,000	$28,000	$2,000	$30,000
C	7/1/2016	$7,000	$7,280	$560	$7,840	$560	$8,400
D	4/28/2016	$42,000	$44,240	$3,360	$47,600
E	5/4/2016	$37,000	$38,974	$2,960	$41,934
			$228,494	$16,880	$245,374	$10,560	$38,400